TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (133,475)	$ (41,895)	$ (86,959)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax benefit at statutory rate	$ (30,699)	$ (9,636)	$ (20,001)
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"		9,128	9,996
United States Changes in valuation allowance	$ 6,018
Percentage of united states changes in valuation allowance	(4.50%)
United states other	$ (752)
Percentage of united states other	0.60%
Other foreign jurisdictions	$ 200
Percentage of Other foreign jurisdictions	(0.10%)
Non-deductible expenses, net	$ 218	822	1,818
percentage of Non-deductible expenses, net	(0.20%)
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities		882	419
Tax adjustment in respect of foreign subsidiaries' different tax rates		997	(1,120)
Provision for withholding tax assets		0	2,828
Uncertain tax position		(353)	0
Changes in valuation allowance	$ 48,857	(701)	27,402
Percentage of changes in valuation allowance	(37.30%)
Changes in Unrecognized Tax Benefits	$ 3,585
Percentage of changes in unrecognized tax benefits	(2.70%)
Preferred enterprise	$ (22,867)
Percentage of preferred enterprise	17.10%
Others	$ (1,276)	(58)	(61)
Percentage of other	0.90%
Income tax expense	$ 4,284	$ 1,081	$ 21,281
Effective tax rate	(3.20%)	(2.60%)	(24.50%)
Per share amounts (basic and diluted) of the tax benefit resulting from a "Preferred Enterprise"		$ 0.26	$ 0.29